Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, at cost:
Property and equipment, at cost beginning	$ 572	$ 525
Additions	20	48
Adjustments arising from translating financial statements from functional currency to presentation currency	2	(1)
Deconsolidated subsidiary	(235)
Property and equipment, at cost ending	359	572
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	231	130
Depreciation expense	83	101
Deconsolidated subsidiary	(140)
Property and equipment, Accumulated depreciation, Ending	174	231
Net assets	185	341
Computers and Software [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	208	167
Additions	19	41
Adjustments arising from translating financial statements from functional currency to presentation currency	2
Deconsolidated subsidiary	(71)
Property and equipment, at cost ending	158	208
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	144	84
Depreciation expense	42	60
Deconsolidated subsidiary	(64)
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	122	144
Net assets	36	64
Office Equipment & Furniture [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	105	100
Additions		5
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary	(18)
Property and equipment, at cost ending	87	105
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	26	19
Depreciation expense	7	7
Deconsolidated subsidiary	(16)
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	17	26
Net assets	70	79
Leasehold Improvements [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	105	105
Additions
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary
Property and equipment, at cost ending	105	105
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	21	10
Depreciation expense	11	11
Deconsolidated subsidiary	(2)
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	30	21
Net assets	75	84
Communication & Equipment [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	154	153
Additions	1	2
Adjustments arising from translating financial statements from functional currency to presentation currency		(1)
Deconsolidated subsidiary	(146)
Property and equipment, at cost ending	9	154
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	40	17
Depreciation expense	23	23
Deconsolidated subsidiary	(58)
Property and equipment, Accumulated depreciation, Ending	5	40
Net assets	$ 4	$ 114